Capital Management - Gearing Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gearing Ratio [Abstract]
Borrowings	$ 2,050	$ 2,268	$ 2,178	$ 2,737
Corporate office lease (note 24)	(9)	(15)	(15)
Unamortised portion of rated bonds	13	18	23
Cash restricted for use (note 21)	(66)	(65)	(55)
Cash and cash equivalents (note 22)	(329)	(205)	(215)	$ (484)
Net debt	1,659	2,001	1,916
Profit (loss) before taxation	278	(63)	269
Adjusted EBITDA
Finance costs and unwinding of obligations (note 7)	178	169	180
Interest income	(17)	(15)	(22)
Amortisation of tangible and intangible assets (note 4)	630	823	809
Other (gains) losses	9	11	88
Dividends income	(2)	0	0
Realised gain on other commodity contracts	(5)	0	0
Impairment and derecognition of assets (note 6)	104	297	3
Impairment of other investments (note 6)	0	3	0
Write-down of inventories (note 6)	1	3	12
Retrenchments costs	32	90	14
Care and maintenance costs (note 5)	74	62	70
Net (profit) loss on disposal of assets (note 6)	20	(8)	(4)
(Gain) loss on unrealised non-hedge derivatives and other commodity contracts	3	(10)	(18)
Repurchase premium and cost on settlement of issued bonds	0	0	(30)
Associates and joint ventures’ special items	(2)	(2)	(11)
Associates and joint ventures’ – adjustments for amortisation, interest, taxation and other	159	116	137
Fair value adjustments	3	0	(9)
Other amortisation	15	7	0
Adjusted EBITDA (as defined in the Revolving Credit Facility Agreements)	$ 1,480	$ 1,483	$ 1,548
Gearing ratio (Net debt to Adjusted EBITDA)	1.12	1.35	1.24
Maximum debt covenant ratio allowed per the agreements	3.5	3.5	3.5